NOTE 7: INTANGIBLE ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	$ 249,996
Impairment loss	(64,200)	$ 0	$ (64,800)
Intangible assets, ending	71,617	249,996
Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	506,093	506,093	570,893
Impairment loss	(64,200)		(64,800)
Expenditures		0
Intangible assets, ending	441,893	506,093	506,093
Cost | Patient Records
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	292,093	292,093	356,893
Impairment loss	0		(64,800)
Expenditures		0
Intangible assets, ending	292,093	292,093	292,093
Cost | Trademarks and Domain Names
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	141,000	141,000	141,000
Impairment loss	(42,300)		0
Expenditures		0
Intangible assets, ending	98,700	141,000	141,000
Cost | Management Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	73,000	73,000	73,000
Impairment loss	(21,900)		0
Expenditures		0
Intangible assets, ending	51,100	73,000	73,000
Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	(256,097)	(156,593)	(57,090)
Amortization	(114,179)	(99,504)	(99,503)
Intangible assets, ending	(370,276)	(256,097)	(156,593)
Accumulated Amortization | Patient Records
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	(149,097)	(92,393)	(35,690)
Amortization	(71,379)	(56,704)	(56,703)
Intangible assets, ending	(220,476)	(149,097)	(92,393)
Accumulated Amortization | Trademarks and Domain Names
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	(70,500)	(42,300)	(14,100)
Amortization	(28,200)	(28,200)	(28,200)
Intangible assets, ending	(98,700)	(70,500)	(42,300)
Accumulated Amortization | Management Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	(36,500)	(21,900)	(7,300)
Amortization	(14,600)	(14,600)	(14,600)
Intangible assets, ending	(51,100)	(36,500)	(21,900)
Carrying Amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	249,996	349,500
Intangible assets, ending	71,617	249,996	349,500
Carrying Amount | Patient Records
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	142,996	199,700
Intangible assets, ending	71,617	142,996	199,700
Carrying Amount | Trademarks and Domain Names
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	70,500	98,700
Intangible assets, ending	0	70,500	98,700
Carrying Amount | Management Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	36,500	51,100
Intangible assets, ending	$ 0	$ 36,500	$ 51,100